Equity Incentive Plans - Summary of Fair Values of the Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected volatility ,Minimum	100.00%	93.40%
Expected volatility ,Maximum	104.00%	111.20%
Expected dividend yield	0.00%	0.00%
Maximum [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Fair value per share of underlying common stock	$ 51.28	$ 4.21
Expected term (in years)	6 years 3 months	6 years 14 days
Risk-free interest rate	4.26%	4.90%
Minimum [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Fair value per share of underlying common stock	$ 16.09	$ 2.5
Expected term (in years)	6 years	5 years 9 months 21 days
Risk-free interest rate	4.10%	3.64%